15. Non-financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Non-financial Assets And Liabilities Tables
Other non-financial assets
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
Tax credits	8,213	1,811
Prepayments to vendors	4,508	4,472
Upfront payments of property, plant and equipment purchases	-	1,460,264
	12,721	1,466,547

Current:
Upfront payments of inventories purchases	41,596	46,205
Prepayment expenses	87,273	66,025
Tax credits	335,487	17,840
Other	6,539	7,040
	470,895	137,110

Other non-financial liabilities
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
VAT payable	448,712	613,363
Tax on bank account transactions payable	19,983	21,799
	468,695	635,162

Current:
VAT payable	569,005	385,846
Turnover tax payable	6,335	8,982
Income tax withholdings payable	26,312	19,666
Concession fees and royalties	17,102	8,767
Tax on bank account transactions payable	39,557	41,096
Other	1,357	12,428
	659,668	476,785

Compensation and employee benefits liabilities
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Non-current:
Employee long-term benefits	113,097	87,705

Defined benefit obligation
	12-31-2017	12-31-2016
	ARS 000	ARS 000
Benefit plan expenses
Cost of interest	20,857	22,859
Cost of service for the current year	6,338	4,039
Past service cost	3,286	-
Expense recognized during the year	30,481	26,898

Defined benefit obligation at beginning of year	87,705	56,112
Cost of interest	20,857	22,859
Cost of service for the current year	6,338	4,039
Past service cost	3,286	-
Actuarial losses recognized in other comprehensive income	17,380	20,594
Benefits paid	(17,444)	(15,899)
Discontinued operations	(5,025)	-
Defined benefit obligation at end of year	113,097	87,705

Main key assumptions used to determine the obligations
Main key assumptions used	2017	2016

Discount rate	5.50%	6.50%

Increase in the real annual salary	2.00%	2.00%

Turn over of participants	0.73%	0.73%

One percentage point change in the discount rate
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2017 year-end	(8,816)	10,111
Effect on the benefit obligation as of the 2016 year-end	(6,135)	7,114

One percentage point change in the annual salary
	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2017 year-end	9,333	(8,296)
Effect on the benefit obligation as of the 2016 year-end	6,600	(5,788)

Short-term employee benefits
	12-31-2017	12-31-2016
	ARS 000	ARS 000
Current:
Vacation and statutory bonus	119,196	88,647
Contributions payable	50,113	39,204
Bonus accrual	144,418	73,405
Other	9,351	4,667
	323,078	205,923